Summary of Significant Accounting Policies - Residential Whole Loans (Details)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Number of days considered to classify loans delinquent	60 days
Weighted Average LTV Ratio	80.00%